MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
MARKETABLE SECURITIES
Schedule of marketable securities
	Average yield	December 31,	December 31,
	p.a. %	2019	2018
In local currency
Investment funds	61.51% of CDI	6,683	—
Private funds	98.73% of CDI	1,431,303	14,933,513
Public titles measured at fair value through profit or loss		1,631,319	2,049,281
Private Securities (Compromised)	98.73% of CDI	3,081,326	4,115,771
Private Securities (Compromised) - Escrow Account (1)	101.02% of CDI	179,703	—
		6,330,334	21,098,565

Current		6,150,631	21,098,565
Non-Current		179,703
1)

Refers to the guarantee account, which will be released only after obtaining the applicable governmental approvals and compliance by the Company with the precedent conditions to the conclusion of the Losango Project provided for in the agreement entered with CMPC Celulose Riograndense SA ("CMPC"). The Losango Project was a transaction to buy and sell lands and forests involving Fibria and CMPC, entered into in December 2012.